Income Taxes - Additional Information (Details) - CNY (¥)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Taxes [Line Items]
Effective tax rates	5.31%	2.74%
PRC Subsidiaries
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Hong Kong
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	16.50%
Singapore
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	17.00%
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%
China | PRC Subsidiaries
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2019 2020 2021 2022 2023
Uncertain tax positions, interest and penalties	¥ 0		¥ 0
China | PRC Subsidiaries | Maximum
Income Taxes [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings	5 years